FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Private Placement Warrants 2011-2012 [Member]	Mar. 31, 2014 February 2014 Private Placement warrants [Member]
Fair Value Measurements [Line Items]
Warrants Fair Value [Table Text Block]
In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.70%	0.51%	1.2%
Expected volatility (2)	52.09%	70%	80%
Expected life (in years) (3)	2.82	3.82	5
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$0.74	$0.81	$0.39

Placement agent warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	50%	41%	86%
Expected volatility (2)	51%	59%	75%
Expected life (in years) (3)	2.25	3	3.93
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$0.67 – 0.83	$0.65-0.79	$0.31-0.32

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

In estimating the warrants’ fair value, the Company used the following assumptions:

Investor warrants:

	March 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.71%	0.70%
Expected volatility (2)	52.51%	52.09%
Expected life (in years) (3)	2.58	2.82
Expected dividend yield (4)	0%	0%

Fair value Warrants	$0.73	$0.74

Placement agent warrants:

	March 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.45%	0.50%
Expected volatility (2)	54.38%	50.91%
Expected life (in years) (3)	2.03	2.25
Expected dividend yield (4)	0%	0%

Fair value Warrants	$0.68-0.84	$0.67-0.83

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

In estimating the warrants’ fair value, the Company used the following assumptions:

Investors and placement agent warrants:

	March 31, 2014	Issuance date

Risk-free interest rate (1)	1.75%	1.63%
Expected volatility (2)	57.67%	61.49%
Expected life (in years) (3)	5.08	5.20
Expected dividend yield (4)	0%	0%

Fair value Warrants	$1.71	$1.78

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
 Fair value measurements using significant unobservable inputs (Level 3):

Fair value
of liability related to warrants
Balance at August 11, 2011 (inception date)	$-
Fair value of warrants to investors and service provider	680,230
Change in fair value of warrants	(15,867)

Balance at December 31, 2011	664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	$2,817,741
Change in fair value of warrants	293,542
Exercise of warrants (*)	(415,232)

Balance at December 31, 2013	$2,696,051

(*)
During the year ended December 31, 2013, 141,305 and 88,485 investors and placement agent warrants, respectively, were exercised for a total amount of 194,146 Common Stock of the Company (See also Note 9g).

The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2012	$2,817
Change in fair value of warrants during the period	294
Exercise of warrants (*)	(415)

Balance at December 31, 2013	$2,696
Change in fair value of warrants during the period	(16)
Exercise of warrants (*)	(9)

Balance at March 31, 2014 (unaudited)	$2,671

(*)	During the year ended December 31, 2013, 141,305 and 88,485 investor and placement agent warrants, respectively, were exercised for a total amount of 194,146 shares of Common Stock of the Company.

During the three month period ended March 31, 2014, the placement agent exercised 9,118 warrants for a total amount of 9,118 shares of Common Stock of the Company, respectively (See also Note 5c).

The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$-
Fair value of warrants to investors and service provider	3,230
Change in fair value of warrants during the period	(126)

Balance at March 31, 2014 (unaudited)	$3,104